Restricted Deposits	12 Months Ended
Dec. 31, 2024
Restricted Deposits [Abstract]
RESTRICTED DEPOSITS

NOTE 3:- RESTRICTED DEPOSITS

Balances at December 31, 2024 and 2023 consisted of bank deposits. The bank deposits bore annual interest of 0.35%-3.3% as of December 31, 2024 and 2023.

Restricted deposits, as of December 31, 2024 and 2023, are restricted due to guarantees made with regards to lease payments for the Company’s office space. See Note 6 for additional information regarding this lease.